Events After the Reporting Period (Details) - $ / shares	Sep. 10, 2024	Mar. 11, 2025
Events after the Reporting Period [Line Items]
Business price per share	$ 1
Subsequents Event [Member]
Events after the Reporting Period [Line Items]
Bid price per share		$ 1